UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		02/14/2008
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Value Total: 1,578,161,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Applied Mals Inc				COM			038222105	67,932 		3,825,000 	x				 				3,825,000
CF Inds Hldgs Inc				COM			125269100	3,599 		32,700 		x				 				32,700
Cisco Sys Inc					COM			17275R102	419,583 	15,500,000 	x				 				15,500,000
Clear Channel Communications			COM			184502102	12,427 		360,000 	x				 				360,000
Cleveland Cliffs Inc				COM			185896107	1,008 		10,000 		x				 				10,000
Crown Castle Intl Corp				COM			228227104	28,454 		684,000 	x				 				684,000
Daimler AG					REG SHS			D1668R123	96,530 		995,000 	x				 				995,000
DIRECTV Group Inc				COM			25459L106	17,687 		765,000 	x				 				765,000
E Trade Financial Corp				COM			269246104	4,970 		1,400,000 	x				 				1,400,000
General Electric Co				COM			369604103	144,573 	3,900,000 	x				 				3,900,000
Goodyear Tire & Rubr Co				COM			382550101	77,351 		2,741,000 	x				 				2,741,000
Harrahs Entmt Inc				COM			413619107	15,975 		180,000 	x				 				180,000
Juniper Networks Inc				COM			48203R104	23,240 		700,000 	x				 				700,000
Microsoft Corp					COM			594918104	9,612 		270,000 	x				 				270,000
Oracle Corp					COM			68389X105	259,670 	11,500,000 	x				 				11,500,000
PHH Corp					COM NEW			693320202	47,924 		2,716,800 	x				 				2,716,800
PowerShares QQQ Trust				UNIT SER 1		73935A104	76,830 		1,500,000 	x				 				1,500,000
PowerShares QQQ Trust				CALL			73935A904	3,325 		25,000 		x				 				25,000
SBA Communications Corp 			COM			78388J106	10,660 		315,000 	x				 				315,000
SLM Corporation					COM			78442P106	210,840 	10,468,700 	x				 				10,468,700
United Technologies Corp			COM			913017109	45,924 		600,000 	x				 				600,000
Virgin Media Inc				*W EXP 99/99/999	92769L119	47 		237,059 	x				 				237,059

